Oct. 31, 2024
BNY Mellon US Large Cap Core Equity ETF
Fund Summary BNY Mellon US Large Cap Core Equity ETF
Investment Objective
The fund seeks to track the performance of the Solactive GBS United States 500 Index TR.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Large Cap Core Equity ETF [1]
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	none
[1]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fund's management agreement also provides that the Adviser will pay all acquired fund fees and expenses.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Large Cap Core Equity ETF USD ($)
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 16.00% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 500 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers large-capitalization companies to be companies with market capitalizations within the range of market capitalization of the companies included in the index. As of December 31, 2024, the full market capitalization range of companies included in the index was $950 million to $3.70 trillion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 500 Index TR is a free float market capitalization weighted index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets. The index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the index and current index constituents with a rank from 426 to 600 are selected until the total number of companies in the index equals 500. If the total number of companies is below 500, the highest-ranking remaining securities are selected until 500 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2024, the index was comprised of 503 securities. Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2024, approximately 44.33% of the index consisted of securities of issuers in the information technology sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Risk Table - BNY Mellon US Large Cap Core Equity ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

· Indexing strategy risk

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by, among other things, the fund's expenses, changes in securities markets, changes in the composition of the index, the manner in which the total return of the fund's index is calculated, the size of the fund's portfolio, and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

· Large-cap stock risk

• Large-cap stock risk: The fund may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.

· Concentration risk

• Concentration risk: The fund will concentrate its investments (i.e., invest more than 25% its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. To the extent the fund concentrates in a particular industry or group of industries, it will be more susceptible to economic conditions and risks affecting those industries.

· Information technology companies risk

• Information technology companies risk:  The information technology sector has been among the most volatile sectors of the stock market.  Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile.  Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.  Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

· REIT risk

• REIT risk: Investments in REITs expose the fund to risks similar to investing directly in real estate. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs generally hold both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. To the extent a REIT owns properties of, or makes loans to, companies concentrated in a particular industry or geographic region, the REIT will also be subject to risks affecting such industries and regions. When the fund invests in a REIT, shareholders of the fund will bear indirectly their proportionate share of the expenses of the REIT in addition to expenses of the fund.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity or disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Risk Nondiversified Status [Member]

• Non-diversification risk: To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund's invested assets are diversified.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2023, Q4: 12.46 Worst Quarter 2022, Q2: (17.12)
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns - BNY Mellon US Large Cap Core Equity ETF		Label	1 Year	Since Inception	Inception Date
BNY Mellon US Large Cap Core Equity ETF		Returns before taxes	25.55%	20.20%	Apr. 07, 2020
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions		Returns after taxes on distributions	24.91%	19.74%
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions and Sales		Returns after taxes on distributions and sale of fund shares	15.11%	16.30%
Solactive GBS United States 500 Index TR (reflects no deductions for fees, expenses or taxes)		Solactive GBS United States 500 Index TR	25.58%	20.20%
S&P 500® Index(1) (reflects no deductions for fees, expenses or taxes)	[1]	S&P 500® Index(1)	25.02%	20.11%
[1]	In accordance with regulatory changes requiring the fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the fund added the indicated benchmark effective October 31, 2024.